Other Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component Of Other Expense Income Nonoperating [Line Items]
Government and other subsidies	$ 3,972	$ 1,725	$ 1,960
Others, net	(91)	(106)	1,148
Other income, net	$ 3,881	$ 1,619	$ 3,108